Investment Securities -- FV of Trading Investment Securities (Details 7) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	$ 106	$ 131	$ 2,330
Preferred stock	6	6	0
Trading and other securities	112	137	2,330
Other securities, fair value	112	128
Commercial Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	2	2	151
Foreign Government Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	3	3	20
Corporate Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	97	124	1,056
Residential Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	1	2	36
Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading and other securities	106	131
Collateralized Debt Obligations [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total bonds	$ 3	$ 0	$ 512